Share - Based Compensation	12 Months Ended
Oct. 31, 2021
Share Based Compensation
Share Based Compensation

19.	Share – Based Compensation
(a)	Stock Option Plan:

The Company’s stock option plan limits the number of common shares reserved under the plan from exceeding a “rolling maximum” of ten (10%) percent of the Company’s issued and outstanding common shares from time to time. The stock options vest at the discretion of the Board of Directors, upon grant to directors, officers, employees and consultants of the Company and its subsidiaries. All options that are outstanding will expire upon maturity, or earlier, if the optionee ceases to be a director, officer, employee or consultant or there is a merger, amalgamation or change in control of the Company. The maximum exercise period of an option shall not exceed 10 years from the grant date. Changes in the number of stock options, with their weighted average exercise prices, are summarized below:

	October 31, 2021		October 31, 2020
	Number of	Weighted Average	Number of	Weighted Average
	options	Exercise Price ($)	options	Exercise Price ($)
Balance, beginning of year	620,666	7.50	707,333	7.50
Granted (i)	2,058,885	6.12	13,333	7.50
Forfeited	(448,051)	9.51	(100,000)	7.50
Exercised	(325,371)	3.73	-	-
Balance, end of period	1,906,129	6.51	620,666	7.50
Exercisable, end of period	596,666	7.55	491,375	7.50

For the year ended October 31, 2021, the Company recorded share-based compensation related to options of $3,282 (2020 - $129) for the year ended October 31, 2021.

(i)	On November 18, 2020, the Company acquired all the issued and outstanding shares of Meta which resulted in acquiring 245,552 post-consolidation options outstanding on the date of closing. The fair value of the options acquired were calculated using the Black-Scholes option pricing model valued using the Black-Scholes model and the following assumptions were used: stock price of $0.18 pre-consolidation ($2.70 post-consolidation); expected life of 1 years; $nil dividends; expected volatility of 100%; exercise price as per the plan times the exchange ratio of 0.824; and a risk-free interest rate of 0.52%.
(ii)	During the year ended October 31, 2021 the Company granted a total of 2,058,885 post-consolidation options to directors, officers, employees and consultants of the Company and its subsidiaries. Included in the total issuances was 1,813,333 post-consolidation options that were issued through four significant issuances. The 1,330,000 options issued on November 20, 2020 were valued using the Black-Scholes model and the following assumptions were used: stock price of $2.78; expected life of 2 years; $nil dividends; expected volatility of 94.2%; exercise price of $3.00; and a risk-free interest rate of 0.3%. The 406,667 options issued on March 19, 2021 were valued using the Black-Scholes model and the following assumptions were used: stock price of $12.15; expected life of 2 years; $nil dividends; expected volatility of 103.7%; exercise price of $11.55; and a risk-free interest rate of 0.3%. The 63,333 options issued on May 10, 2021 were valued using the Black-Scholes model and the following assumption were used: stock price $9.15; expected life of 1.5 years; $nil dividends; expected volatility of 108.3%; exercise price of $9.00; and a risk-free interest rate of 0.3%. The 13,333 options issued on July 6, 2021 were valued using the Black-Scholes model and the following assumptions were used: stock price $9.27; expected life of 2 years; $nil dividends; expected volatility of 103.8%; exercise price of $9.39; and a risk-free interest rate of 0.5%.
(ii)	Number of stock options and share award disclosures have been retrospectively restated for all periods to reflect the Share Consolidation effected on May 13, 2021 (Note 2(a)).
(b)	Restricted Share Units (“RSUs”) plan

On November 18, 2020, the Company acquired all the issued and outstanding shares of Meta which resulted in acquiring 943,579 RSUs pre-consolidation outstanding on the date of closing based on the exchange ratio of 0.824 agreed upon in the arrangement agreement. The RSUs are equity-settled and each RSU can be settled for one common share for no consideration. Theses RSUs were accounted for through the purchase price allocation of Meta, where a fair value of $154 was assigned.

(b)	Restricted Share Units (“RSUs”) plan (continued)

On March 12, 2021, the Company granted 66,667 post-consolidation RSUs to directors of the Company and were valued at $780. These RSUs were recorded in contributed surplus using the share price at the date of issuance.

On July 29, 2021, the Company granted 35,000 RSUs to consultants of the Company and were valued at $287. These RSUs were recorded in contributed surplus using the share price at the date of issuance.

For the year ended October 31, 2021, the Company recorded share-based compensation related to RSUs of $128 (2020 – nil). The number of RSUs outstanding at October 31, 2021 amounts to 101,667.

(c)	Escrow Shares

On May 10, 2021, in connection with the FABCBD acquisition, 9,679,778 pre-consolidation common shares of the Company (645,319 post-consolidation) were placed in escrow for a period of 24 months. Every 6 months 25% of escrow shares are released to the respective shareholders. This share issuance was initially recorded through equity. Over the 24 month period, as the shares are earned by passage of time, the Company recognizes share-based compensation expense through profit and loss.

On October 19, 2021, in the connection with the Blessed CBD acquisition, 529,487 post-consolidation common shares of the Company were placed in escrow for a period of 24 months. Every 12 months 50% of escrow shares are released to the minority shareholder of Blessed CBD. This share issuance was initially recorded through equity. Over the 24 month period, as the shares are earned by passage of time, the Company recognizes share-based compensation expense through profit and loss.

For the year ended October 31, 2021, the Company recorded share-based compensation related to the Escrow Shares of $1,469 (2020 - $nil).